Accumulated losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in accumulated losses and retained earnings [Abstract]
As of July 1	$ (333,094)	$ (39,649)
Loss during the half-year	(5,655)	(281,486)
As of December 31	$ (338,749)	$ (321,135)